Share-Based Compensation (Summary Of Non-Vested Restricted Stock Units) (Details) - Restricted Stock Units (RSUs) [Member] shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of January 1, 2016 | shares	2,196
Options granted | shares	716
Options vested | shares	(112)
Options forfeited | shares	(268)
Options outstanding as of December 31, 2016 | shares	2,532
Options expected to vest at December 31, 2016 | shares	1,191
Weighted-average grant-date fair value as of January 1, 2016 | $ / shares	$ 6.57
Weighted-average grant-date fair value, granted | $ / shares	3.58
Weighted-average grant-date fair value, vested | $ / shares	7.52
Weighted-average grant-date fair value, forfeited | $ / shares	6.69
Weighted-average grant-date fair value as of December 31, 2016 | $ / shares	5.23
Weighted-average grant-date fair value, expected to vest at December 31, 2016 | $ / shares	$ 4.53